Financial Instruments and Financial Risk Management - Foreign Exchange Contracts (Details) - Foreign Exchange Forward - Swaps $ in Millions	Dec. 31, 2021 USD ($)
Derivative
Derivative, notional amount	$ 10
Weighted average foreign exchange rate	1.2640
Derivative, fair value, net	$ 1